BNY Mellon Intermediate Municipal Bond Fund, Inc.
Statement of Investments
February 28, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .6%
Collateralized Municipal-Backed Securities — .6%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	3.63	5/20/2033	1,397,830	1,345,387
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A	3.50	12/20/2035	943,246	891,825
				2,237,212
Total Bonds and Notes (cost $2,583,299)				2,237,212

Long-Term Municipal Investments — 97.8%
Alabama — 3.9%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000	3,083,665
Black Belt Energy Gas District, Revenue Bonds, Refunding(a)	4.00	12/1/2031	1,300,000	1,320,176
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2038	3,250,000	3,581,099
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2040	1,250,000	1,386,468
The Lower Alabama Gas District, Revenue Bonds (Gas Project)(a)	4.00	12/1/2025	3,500,000	3,512,215
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,151,154
				15,034,777
Arizona — 1.7%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	11/1/2037	1,375,000	1,513,755
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	3,225,000	3,283,506
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000	1,590,624
				6,387,885
Arkansas — .4%
Fort Smith Water & Sewer, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,584,090
California — 1.8%
California Housing Finance Agency, Revenue Bonds, Ser. A	3.50	11/20/2035	1,409,831	1,375,541
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.00	12/1/2031	1,000,000	1,017,802
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2033	1,975,000	2,246,538
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2039	1,960,000	2,139,235
				6,779,116
Colorado — 1.2%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000	1,068,812
Colorado Health Facilities Authority, Revenue Bonds, Refunding(a),(c)	5.00	11/19/2026	230,000	237,784
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	1,750,000	1,907,323
Weld County School District No. RE-4, GO (Insured; State Aid Withholding) Ser. 4	5.00	12/1/2041	1,450,000	1,591,991
				4,805,910
Connecticut — 1.7%
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2038	2,000,000	2,237,550
Connecticut, GO, Ser. A	4.00	1/15/2036	3,000,000	3,100,223
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home Inc.) Ser. B	5.00	12/1/2032	1,000,000	1,021,011
				6,358,784
Delaware — .3%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2043	1,260,000	1,309,948

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
District of Columbia — .6%
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2041	2,000,000	2,194,486
Florida — 3.7%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,054,220
Central Florida Expressway Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	7/1/2035	1,500,000	1,664,099
Florida Municipal Power Agency, Revenue Bonds (Requirements Power Supply Project)	5.00	10/1/2030	1,250,000	1,264,061
Hillsborough County Industrial Development Authority, Revenue Bonds (BayCare Obligated Group) Ser. C	5.00	11/15/2034	2,000,000	2,311,988
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2036	1,700,000	1,727,408
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	1,825,201
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,562,735
Village Community Development District No. 15, Special Assessment Bonds(b)	4.00	5/1/2034	750,000	751,283
				14,160,995
Georgia — 2.5%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,350,000	1,393,533
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2036	2,000,000	2,262,180
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,000,000	1,116,074
Main Street Natural Gas, Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	2,687,478
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	9/1/2030	2,000,000	2,123,563
				9,582,828
Hawaii — .8%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,570,374
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,688,655
				3,259,029
Illinois — 8.4%
Chicago, GO (Chicago Recovery Plan) Ser. A	5.00	1/1/2044	1,000,000	1,022,890
Chicago, GO, Refunding, Ser. A	4.00	1/1/2035	3,000,000	2,966,786
Chicago Board of Education, GO, Ser. A	5.50	12/1/2038	1,500,000	1,608,929
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,614,375
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2034	1,900,000	2,084,402
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000	1,483,619
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,500,000	1,674,245
Cook County, Revenue Bonds, Refunding	5.00	11/15/2041	1,250,000	1,346,037
Illinois, GO, Ser. B	5.25	5/1/2038	1,250,000	1,377,550
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2028	1,205,000	1,219,839
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. B	5.00	11/15/2033	2,140,000	2,146,600
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	4.00	2/1/2035	1,750,000	1,750,145
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Ser. A	5.00	12/1/2031	2,275,000	2,349,248
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	2,811,962
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,500,000	1,693,417
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	2,954,750
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,067,111
				32,171,905

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
Indiana — 2.0%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,250,000	1,292,447
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,500,000	1,553,858
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2028	2,440,000	2,442,196
Westfield-Washington Multi-School Building Corp., Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	7/15/2036	2,000,000	2,269,763
				7,558,264
Iowa — .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(a),(c)	4.00	12/1/2032	1,000,000	1,084,869
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000	507,333
PEFA, Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	1,000,000	1,021,618
				2,613,820
Kentucky — .9%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	4.00	6/1/2026	1,500,000	1,509,629
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	1,000,000	1,008,338
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	1,000,000	1,088,185
				3,606,152
Louisiana — .9%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	12/1/2032	2,250,000	2,332,243
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	1,000,000	986,732
				3,318,975
Maryland — 1.6%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2(a)	5.00	7/1/2027	2,350,000	2,430,815
Maryland Stadium Authority, Revenue Bonds	5.00	6/1/2036	1,365,000	1,561,715
Maryland Stadium Authority, Revenue Bonds (Insured; State Aid Intercept)	5.00	5/1/2037	2,090,000	2,201,400
				6,193,930
Massachusetts — 1.6%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	3,599,116
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2034	2,630,000	2,693,126
				6,292,242
Michigan — 4.9%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2039	1,500,000	1,651,962
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2037	1,250,000	1,398,482
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	5,120,853
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.00	2/28/2038	1,550,000	1,727,519
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont- Spectrum)	5.00	4/15/2034	1,190,000	1,329,679
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2034	2,000,000	2,090,732
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,570,886
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2032	940,000	1,022,472
				18,912,585
Missouri — 1.8%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2035	3,705,000	3,738,904
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,285,428
				7,024,332

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
Nebraska — .9%
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2032	1,000,000	1,098,825
Omaha Public Power District, Revenue Bonds, Ser. A	5.00	2/1/2040	2,000,000	2,191,558
				3,290,383
Nevada — .9%
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,644,433
North Las Vegas, GO, Refunding, Ser. B	5.00	6/1/2032	1,000,000	1,127,480
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2035	500,000	529,315
				3,301,228
New Jersey — 4.0%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,400,000	1,492,679
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2039	2,500,000	2,816,881
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2038	1,000,000	1,120,321
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2038	1,000,000	1,113,621
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2033	3,070,000	3,374,215
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,243,574
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,243,798
				15,405,089
New York — 6.5%
Empire State Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	4.00	3/15/2039	1,450,000	1,466,342
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. C1	5.00	11/15/2031	2,135,000	2,258,308
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000	2,260,743
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000	1,287,048
New York City, GO, Ser. F1	4.00	3/1/2038	1,000,000	1,023,907
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2038	180,000	184,040
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2043	650,000	649,373
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	10/1/2030	2,500,000	2,511,025
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2035	3,850,000	4,133,027
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,000,179
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.)	4.25	6/30/2042	2,000,000	1,996,130
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.)	5.50	6/30/2043	800,000	861,984
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2035	2,000,000	2,186,509
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,085,699
				24,904,314
North Carolina — .8%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,360,000	1,461,748
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Inc Obligated Group) Ser. A	5.00	10/1/2039	500,000	531,131
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)(a)	5.00	12/1/2028	1,000,000	1,070,435
				3,063,314
Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,248,787
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)(a)	2.75	5/1/2028	1,500,000	1,476,194
Ohio, Revenue Bonds (Children’s Hospital Colorado Obligated Group) Ser. B(a)	5.00	8/15/2032	1,000,000	1,108,654
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	1,787,642
Ohio Water Development Authority, Revenue Bonds, Ser. A	5.00	12/1/2041	2,750,000	3,076,701

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
Ohio — 4.0% (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds (Sustainable Bond) Ser. A	5.00	12/1/2041	1,500,000	1,686,947
Sycamore Community School District, GO, Refunding	4.00	12/1/2030	1,615,000	1,696,021
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2035	1,075,000	1,183,494
				15,264,440
Oklahoma — .9%
Grand River Dam Authority, Revenue Bonds, Ser. A	5.00	6/1/2042	2,965,000	3,278,359
Oregon — 2.0%
Oregon, GO (Article XI Q Project) Ser. A	5.00	5/1/2040	1,500,000	1,675,148
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,544,290
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000	3,371,041
				7,590,479
Pennsylvania — 9.6%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,675,000	1,820,849
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Project)	5.00	6/1/2031	2,500,000	2,648,593
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,000,000	909,224
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2032	1,000,000	1,061,123
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	5.00	12/31/2033	4,125,000	4,447,369
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2031	1,000,000	1,070,738
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000	2,524,895
Philadelphia, GO, Ser. A	5.00	5/1/2033	3,080,000	3,413,295
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,030,183
Philadelphia Authority for Industrial Development, Revenue Bonds, (Rebuild Project)	5.00	5/1/2039	2,250,000	2,516,218
Philadelphia Gas Works Co., Revenue Bonds, Ser. A	5.00	8/1/2036	1,080,000	1,238,832
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,500,000	1,660,700
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.25	6/1/2039	1,700,000	1,914,386
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2035	1,500,000	1,530,104
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000	2,766,435
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000	2,126,279
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.25	9/1/2036	1,250,000	1,420,909
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(c)	5.00	9/1/2026	10,000	10,341
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	2,550,129
				36,660,602
South Carolina — 2.1%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,084,827
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.00	12/1/2041	4,500,000	4,976,360
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	1,012,266
				8,073,453
Tennessee — 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2034	1,000,000	1,148,119
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,530,930
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,448,071
				4,127,120

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
Texas — 9.0%
Birdville Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	1,445,000	1,614,941
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	1,500,000	1,642,539
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	8/15/2035	1,000,000	1,103,486
Houston Airport System, Revenue Bonds (United Airlines Linc.) Ser. B	5.25	7/15/2033	3,750,000	4,020,488
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	7/1/2032	1,685,000	1,916,910
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2032	2,000,000	2,156,870
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2037	3,225,000	3,393,457
Northwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2042	5,000,000	5,002,062
Plano Independent School District, GO	5.00	2/15/2043	1,000,000	1,082,349
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	1,500,000	1,643,013
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2031	1,400,000	1,433,312
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2038	1,405,000	1,543,152
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	5,465,000	6,096,689
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2037	1,600,000	1,846,443
				34,495,711
U.S. Related — .7%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,430,000	2,619,262
Utah — 2.2%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2038	3,000,000	3,300,050
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,129,817
				8,429,867
Virginia — 1.4%
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding (Trans Capital Project)	4.00	5/15/2035	2,855,000	3,021,144
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2042	1,000,000	1,043,179
Winchester Economic Development Authority, Revenue Bonds (Valley Health System Obligated Group) Ser. A	5.00	1/1/2040	1,350,000	1,505,443
				5,569,766
Washington — 5.7%
Energy Northwest, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	7/1/2035	4,000,000	4,513,362
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	7,136,191
Kitsap County School District No. 100-C Bremerton, GO (Insured; School Board Guaranty) Ser. C	5.00	12/1/2041	1,000,000	1,110,226
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2041	1,000,000	1,057,690
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	2,500,000	2,716,303
Washington, GO, Refunding, Ser. R-2	4.00	7/1/2036	2,270,000	2,384,889
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,387,588
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2038	1,590,000	1,702,064
				22,008,313
Wisconsin — 4.6%
Milwaukee, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B4	5.00	4/1/2036	1,515,000	1,689,734

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.8% (continued)
Wisconsin — 4.6% (continued)
Public Finance Authority, Revenue Bonds (Astro Texas Land Project)(b)	5.50	12/15/2028	850,000	851,285
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2036	4,500,000	4,563,775
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2038	625,000	684,395
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2039	650,000	709,226
Sheboygan Area School District, GO	3.00	3/1/2039	1,500,000	1,382,813
Sheboygan Area School District, GO	3.00	3/1/2040	1,660,000	1,503,367
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2037	1,790,000	1,683,480
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2038	1,800,000	1,665,331
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,000,000	925,210
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children’s Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	1,907,016
				17,565,632
Total Long-Term Municipal Investments (cost $377,152,590)				374,797,385
Total Investments (cost $379,735,889)			98.4%	377,034,597
Cash and Receivables (Net)			1.6%	6,306,028
Net Assets			100.0%	383,340,625

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $2,620,370 or 0.7% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to statement of investments.

Statement of Investments
BNY Mellon Intermediate Municipal Bond Fund, Inc.

February 28, 2025 (Unaudited)
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,237,212	—	2,237,212
Municipal Securities	—	374,797,385	—	374,797,385
	—	377,034,597	—	377,034,597

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At February 28, 2025, accumulated net unrealized depreciation on investments was $2,701,292, consisting of $3,704,059 gross unrealized appreciation and $6,405,351 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.